Steven I. Koszalka Secretary The American Funds Income Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 | Tel (213) 486-9455 | Facsimile siik@capgroup.com

November 7, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The American Funds Income Series

File Nos. 002-98199 and 811-04318

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 31, 2016 of Registrant’s Post-Effective Amendment No. 54 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka